CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Nov. 30, 2020	Nov. 30, 2019
Statement of Financial Position [Abstract]
Preferred Stock, par value, per share (USD per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000	5,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value, per share (USD per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000	100,000
Common Stock, Shares, Issued	53,671	53,154
Treasury Stock, Shares	2,538	2,399